Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,320,665	¥ 1,227,208
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,123,546	1,052,267
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	185,359	166,383
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	6,684	5,181
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	4,676	2,939
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	400	438
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	10,536	7,904
Fair value of derivative payables	[2]	10,021	7,541
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,232	5,786
Fair value of derivative payables	[2]	6,788	5,610
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,926	1,959
Fair value of derivative payables	[2]	2,899	1,758
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	310	125
Fair value of derivative payables	[2]	266	142
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	30	18
Fair value of derivative payables	[2]	29	17
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	38	16
Fair value of derivative payables	[2]	¥ 39	¥ 14

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.